Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2013
Investments Debt And Equity Securities [Abstract]
Interest-bearing investments in available-for-sale securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$565,216	$—	$—	$565,216
U.S. government treasuries	198,031	133	—	198,164
Corporate bonds	81,599	223	95	81,727
U.S. agency securities	25,529	—	—	25,529
Commercial paper and certificates of deposit	10,090	—	—	10,090
Government-guaranteed debt	6,766	80	—	6,846
Supranational and sovereign debt	6,318	—	7	6,311
Mortgages (including agencies and corporate)	958	—	79	879

Total(1)	$894,507	$436	$181	$894,762

(1)	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2013, $312,188 of securities were classified as short term interest-bearing investments and $582,574 of securities were classified as cash and cash equivalents.

	As of September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$485,012	$—	$—	$485,012
U.S. government treasuries	93,255	132	—	93,387
Corporate bonds	60,350	573	—	60,923
U.S. agency securities	27,637	119	—	27,756
Commercial paper and certificates of deposit	7,656	—	—	7,656
Government-guaranteed debt	32,484	205	—	32,689
Supranational and sovereign debt	11,628	16	—	11,644
Mortgages (including agencies and corporate)	5,780	—	646	5,134
Asset backed obligations	3,800	—	383	3,417

Total(2)	$727,602	$1,045	$1,029	$727,618

(2)	As of September 30, 2012, $239,019 of securities were classified as short term interest-bearing investments and $488,599 of securities were classified as cash and cash equivalents.

As of September 30, 2013, the unrealized losses attributable to the Company’s available-for-sale securities were primarily due to credit market conditions and interest rate movements. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, the Company recognized an immaterial credit loss in fiscal 2013, 2012 and 2011.

Available for sale securities debt maturities market value

As of September 30, 2013, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$716,893
1 to 2 years	112,012
2 to 3 years	59,467
3 to 4 years	5,314
Thereafter	1,076

$894,762